Income Tax	12 Months Ended
Dec. 31, 2012
Income Tax [Abstract]
INCOME TAX
NOTE 13 – INCOME TAX

The enterprise income tax is reported on a separate entity basis.

BVI

China Networks Media, Ltd. was incorporated in the British Virgin Islands and is not subject to income taxes under the current laws of the British Virgin Islands.

PRC

The JV Tech Cos, JV Ad Cos, Hetong, Beijing Guangwang are subject to PRC income tax at the statutory tax rate of 25%.

The income tax provision consists of the following:

	The year ended
	December 31, 2012	December 31, 2011

Current tax	$-	$(106,956)
Deferred tax	-	-
	$-	$(106,956)

The Company adopted ASC 740 “Income Taxes”, which prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken in the tax return. This interpretation also provides guidance on de-recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods and income tax disclosures.

At December 31, 2012, Company’s management considered that the Company had no uncertain tax positions that affected its consolidated financial position and results of operations or cash flow, and will continue to evaluate for the uncertain position in future. There are no estimated interest costs and penalties provided in the Company’s financial statements for the year ended December 31, 2012.

In the year ended as at December 31, 2012, Company’s income tax is nil.

In the year ended at December 31, 2011, Company’s income tax credit includes $34,797 of prepaid income tax; $25,935 of de franchise income tax; $7,122 of New York City income tax and $39,102 of New York State income tax.